Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GLOBAL X FUNDS
Entity Central Index Key	0001432353
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000087861
Shareholder Report [Line Items]
Fund Name	Global X Silver Miners ETF
Class Name	Global X Silver Miners ETF
Trading Symbol	SIL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Silver Miners ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/sil/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/sil/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Silver Miners ETF	$85	0.65%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Silver Miners Total Return Index (“Secondary Index”).

The Secondary Index is designed to reflect the performance of the silver mining industry. It is comprised of selected companies globally that are actively engaged in some aspect of the silver mining industry, such as silver mining, refining, or exploration, as defined by Solactive AG, the provider of the Secondary Index.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 61.49%, while the Secondary Index increased 62.52%. The Fund had a net asset value of $24.07 per share on October 31, 2023 and ended the reporting period with a net asset value of $38.68 on October 31, 2024.

During the reporting period, the highest returns came from AbraSilver Resource Corp. and Gatos Silver, Inc., which returned 997.19% and 280.90% respectively. The worst performers were Gold Resource Corporation and SSR Mining Inc, which returned -69.15% and -55.28%, respectively.

The Fund experienced positive performance during the reporting period. Rising silver prices, which positively impacted the profitability of silver mining companies included in the Fund, were a primary factor in the Fund’s positive performance. Additionally, favorable regulatory changes and improving supply and demand dynamics have supported mining operations leading to enhanced productivity and cost-efficiency for many of the Fund's holdings, thereby improving their financial performance. Increased global demand for silver in industrial applications, particularly in renewable energy contexts such as solar panel manufacturing, contributed to growth in companies held by the Secondary Index. Additionally, China’s economic stimulus package during the reporting period in combination with the general worldwide trend of monetary easing boosted the prevailing bull market in precious metals. Silver miners have shown a high correlation in price performance to precious metal prices, largely driven by the aforementioned factors. Easing global monetary policies have also driven positive performance for the Fund as non-interest-bearing precious metals became increasingly more attractive relative to income-generating assets and interest rates declined. These factors combined to contribute to the Fund’s positive performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Silver Miners ETF - $16541	MSCI ACWI Index (Net) (USD) - $23808	Solactive Global Silver Miners Index - $17056
Oct/14	$10000	$10000	$10000
Oct/15	$7965	$9997	$7967
Oct/16	$15592	$10201	$15703
Oct/17	$12688	$12568	$12849
Oct/18	$9212	$12503	$9416
Oct/19	$12260	$14078	$12606
Oct/20	$17335	$14766	$17854
Oct/21	$16221	$20270	$16861
Oct/22	$10572	$16225	$10776
Oct/23	$10242	$17929	$10495
Oct/24	$16541	$23808	$17056

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X Silver Miners ETF	61.49%	6.17%	5.16%
MSCI ACWI Index (Net) (USD)	32.79%	11.08%	9.06%
Solactive Global Silver Miners Index	62.52%	6.24%	5.48%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,362,207,851
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 6,651,704
InvestmentCompanyPortfolioTurnover	14.67%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,362,207,851	41	$6,651,704	14.67%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Australia	0.6%
Bosnia and Herzegovina	1.3%
Repurchase Agreement	1.7%
Peru	5.9%
Mexico	7.6%
South Korea	7.9%
United States	10.1%
Brazil	22.1%
Canada	42.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Wheaton Precious Metals	22.1%
Pan American Silver	13.1%
Korea Zinc	7.9%
Industrias Penoles	4.9%
Osisko Gold Royalties	4.5%
Cia de Minas Buenaventura SAA ADR	4.4%
Hecla Mining	4.4%
Coeur Mining	4.2%
First Majestic Silver	3.6%
Fresnillo	2.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/sil/
C000087858
Shareholder Report [Line Items]
Fund Name	Global X Copper Miners ETF
Class Name	Global X Copper Miners ETF
Trading Symbol	COPX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Copper Miners ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/copx/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/copx/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Copper Miners ETF	$76	0.65%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Copper Miners Total Return Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to reflect the performance of the copper mining industry and is comprised of copper companies, companies engaged in copper mining, exploration, or a closely related activity, as defined by Solactive AG, the provider of the Secondary Index.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 35.22%, while the Secondary Index increased 36.16%. The Fund had a net asset value of $32.83 per share on October 31, 2023, and ended the reporting period with a net asset value of $43.79 on October 31, 2024.

During the reporting period, the highest returns came from Taseko Mines Limited and Hudbay Minerals Inc, which returned 106.48% and 106.05%, respectively. The worst performers were Solaris Resources Inc. and 29metals Ltd., which returned -44.21% and -29.92%, respectively.

The Fund's positive performance during the reporting period was influenced by several key factors, including increased demand outlooks. Structural trends such as the rising adoption of electric vehicles and other cleantech, including wind and solar power, have driven the outlook for copper demand. Heightened infrastructure spending and advancements in artificial intelligence also contributed to the growing demand for copper. At the same time, however, the high-interest rate environment exacerbated financing challenges for some copper companies. In addition, major copper-producing countries experienced production disruptions, due to operational challenges, leading to mine closures which affected global supply. These supply constraints, coupled with declining discovery rates, underscore some of the challenges faced in the copper industry to meet demand. Geopolitical uncertainty also heightened volatility in the copper market during the reporting period. During the reporting period, by country, the Fund had the highest exposure to Canada at 23.62% and Australia at 14.18%.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Copper Miners ETF - $21121	MSCI ACWI Index (Net) (USD)* - $23808	Solactive Global Copper Miners Index - $22455	MSCI EAFE Index (Net) (USD) - $16714
Oct/14	$10000	$10000	$10000	$10000
Oct/15	$6136	$9997	$6155	$9993
Oct/16	$7299	$10201	$7399	$9671
Oct/17	$10684	$12568	$10936	$11937
Oct/18	$8212	$12503	$8456	$11119
Oct/19	$7677	$14078	$7929	$12347
Oct/20	$9477	$14766	$9862	$11500
Oct/21	$16756	$20270	$17543	$15430
Oct/22	$13342	$16225	$14015	$11881
Oct/23	$15620	$17929	$16491	$13592
Oct/24	$21121	$23808	$22455	$16714

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X Copper Miners ETF	35.22%	22.43%	7.76%
MSCI ACWI Index (Net) (USD)*	32.79%	11.08%	9.06%
Solactive Global Copper Miners Index	36.16%	23.14%	8.43%
MSCI EAFE Index (Net) (USD)	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,553,737,002
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 13,001,852
InvestmentCompanyPortfolioTurnover	14.60%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,553,737,002	45	$13,001,852	14.60%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Other Countries	4.4%
Repurchase Agreement	2.2%
Germany	2.9%
United States	4.6%
Poland	4.7%
Mexico	4.8%
Sweden	4.9%
Zambia	5.0%
Japan	7.5%
Chile	9.3%
China	12.0%
Australia	15.3%
Canada	24.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
First Quantum Minerals	5.0%
Zijin Mining Group, Cl H	4.9%
Boliden	4.9%
Glencore	4.9%
Southern Copper	4.8%
BHP Group	4.7%
Sumitomo Metal Mining	4.7%
KGHM Polska Miedz	4.7%
Antofagasta PLC	4.6%
Ivanhoe Mines, Cl A	4.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/copx/
C000093019
Shareholder Report [Line Items]
Fund Name	Global X Gold Explorers ETF
Class Name	Global X Gold Explorers ETF
Trading Symbol	GOEX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Gold Explorers ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/goex/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/goex/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Gold Explorers ETF	$83	0.65%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Gold Explorers & Developers Total Return Index (“Secondary Index”).

The Secondary Index tracks price movements in the shares of companies which are active in the gold mining industry as an explorer or developer, as defined by Solactive AG, the provider of the Secondary Index (“Index Provider”). Companies economically tied to the gold exploration industry include those engaged in the exploration of gold mining projects.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 55.13%, while the Secondary Index increased 56.33%. The Fund had a net asset value of $22.45 per share on October 31, 2023, and ended the reporting period with a net asset value of $34.82 on October 31, 2024.

During the reporting period, the highest returns came from Skeena Resources Limited and Hochschild Mining plc, which returned 169.49% and 159.92% respectively. The worst performers were Victoria Gold Corp. and SSR Mining Inc, which returned -100.00% and -55.10%, respectively.

The Fund recorded positive performance during the reporting period. This performance was driven by the increased purchasing of gold amongst central banks in order to build up their strategic national reserves. Additionally, retail demand for gold as a safe-haven asset has increased as a hedge against geopolitical tensions, inflationary pressures, and market instability. This trend was acutely apparent for Chinese consumers amid the volatile equity and real estate markets experienced in China, which increased overall demand for gold. The strong price momentum of gold during the period was another key driver, as the rising price attracted more investor interest. Falling bond yields provided a tailwind for gold, as the opportunity cost of holding the non-yielding metal decreased. The Fund's holdings in gold exploration and development companies benefited from these positive market dynamics, as these companies tend to outperform in a rising gold price environment. Also, these companies experienced improved operational efficiencies and margins thanks to their implementation of cost controls, as well as falling cost pressures. Lastly, favorable geopolitical developments in key mining jurisdictions during the reporting period reduced regulatory risks for some companies, positively impacting their stock prices and, consequently, the Fund's performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Gold Explorers ETF - $30635	MSCI ACWI Index (Net) (USD) - $23808	Solactive Global Gold Explorers & Developers Total Return Index (net)^ - $32663
Oct/14	$10000	$10000	$10000
Oct/15	$10336	$9997	$10445
Oct/16	$20243	$10201	$20604
Oct/17	$17488	$12568	$17894
Oct/18	$15068	$12503	$15525
Oct/19	$20704	$14078	$21444
Oct/20	$27750	$14766	$28897
Oct/21	$25706	$20270	$26931
Oct/22	$17752	$16225	$18663
Oct/23	$19747	$17929	$20893
Oct/24	$30635	$23808	$32663

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X Gold Explorers ETF	55.13%	8.15%	11.85%
MSCI ACWI Index (Net) (USD)	32.79%	11.08%	9.06%
Solactive Global Gold Explorers & Developers Total Return Index (net)^	56.33%	8.78%	12.56%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 45,687,928
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 245,199
InvestmentCompanyPortfolioTurnover	17.24%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$45,687,928	53	$245,199	17.24%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Repurchase Agreement	0.4%
United Kingdom	0.5%
Colombia	0.9%
Peru	1.2%
South Africa	1.8%
Egypt	3.1%
Turkey	4.7%
Indonesia	7.1%
United States	9.3%
Australia	31.5%
Canada	39.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Hecla Mining	4.9%
Alamos Gold, Cl A	4.1%
Eldorado Gold	3.9%
Perseus Mining	3.5%
Coeur Mining	3.4%
Lundin Gold	3.2%
Merdeka Copper Gold	3.2%
Centamin	3.1%
Bumi Resources Minerals	2.8%
New Gold	2.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/goex/
C000090393
Shareholder Report [Line Items]
Fund Name	Global X Uranium ETF
Class Name	Global X Uranium ETF
Trading Symbol	URA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Uranium ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/ura. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/ura
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Uranium ETF	$77	0.69%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Uranium & Nuclear Components Total Return Index ("Secondary Index").

The Secondary Index tracks the price movements in shares of companies with business operations or exposure in the uranium industry, as determined by Solactive AG, the Secondary Index provider. This includes companies engaged in uranium mining, exploration, uranium investments, and technologies related to the uranium industry.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 23.13%, while the Secondary Index increased 23.93%. The Fund had a net asset value of $26.50 per share on October 31, 2023, and ended the reporting period with a net asset value of $30.72 on October 31, 2024.

During the reporting period, the highest returns came from NuScale Power Corporation Class A and Mitsubishi Heavy Industries, Ltd., which returned 466.27% and 187.38%, respectively. The worst performers were Anson Resources Limited and GoviEx Uranium Inc., which returned -54.23% and -53.32%, respectively.

The global shift towards cleaner energy sources has led to higher demand for nuclear energy, and therefore uranium, which contributed to the Fund’s positive returns during the reporting period. For instance, several countries demonstrated their commitment to accelerating their nuclear power development during the COP28 UN Climate Change Conference. Additionally, the United States government has increasingly supported nuclear energy investment through legislation, such as the ADVANCE Act, which includes significant reforms for the Nuclear Regulatory Commission, incentives for deploying state-of-the-art reactors, support for maintaining operating reactors, and a streamlined nuclear licensing process. Furthermore, the swift expansion of artificial intelligence technologies has boosted global energy demand, intensifying interest in nuclear power (and by extension in uranium) as a critical energy resource. Some major technology companies started to explore Small Modular Reactor nuclear technologies to meet the intensive power requirements of data centers. This growing demand heightened concerns over a supply crunch as uranium production struggled to keep pace with the accelerated interest in nuclear energy. Together, these factors have driven positive investor sentiment in the uranium market during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Uranium ETF - $18232	MSCI ACWI Index (Net) (USD)* - $23808	Solactive Global Uranium & Nuclear Components Total Return Index (net)^ - $20112	MSCI EAFE Index (Net) (USD) - $16714
Oct/14	$10000	$10000	$10000	$10000
Oct/15	$6699	$9997	$6935	$9993
Oct/16	$5525	$10201	$5797	$9671
Oct/17	$5843	$12568	$6056	$11937
Oct/18	$6064	$12503	$6470	$11119
Oct/19	$5553	$14078	$5972	$12347
Oct/20	$5649	$14766	$6053	$11500
Oct/21	$14163	$20270	$15353	$15430
Oct/22	$11315	$16225	$12342	$11881
Oct/23	$14808	$17929	$16229	$13592
Oct/24	$18232	$23808	$20112	$16714

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X Uranium ETF	23.13%	26.84%	6.19%
MSCI ACWI Index (Net) (USD)*	32.79%	11.08%	9.06%
Solactive Global Uranium & Nuclear Components Total Return Index (net)^	23.93%	27.49%	7.24%
MSCI EAFE Index (Net) (USD)	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 3,611,342,527
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 20,670,909
InvestmentCompanyPortfolioTurnover	19.18%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,611,342,527	56	$20,670,909	19.18%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
China	1.0%
South Africa	1.9%
United Kingdom	2.7%
Japan	4.0%
Kazakhstan	4.7%
Repurchase Agreement	5.8%
Exchange Traded Fund	8.7%
South Korea	8.9%
Australia	11.4%
United States	16.1%
Canada	40.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Cameco	23.6%
Sprott Physical Uranium Trust	8.7%
NexGen Energy	6.7%
Uranium EnergyFootnote Reference**	5.5%
NAC Kazatomprom JSC GDR	4.7%
Denison Mines	3.4%
Paladin EnergyFootnote Reference**	3.4%
Oklo, Cl A	2.9%
NuScale PowerFootnote Reference**	2.8%
Yellow CakeFootnote Reference**	2.7%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/ura